FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-----------------------
(Signature)

White Plains, New York
-----------------------
(City, State)

November 9, 2005
-----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $23,995 (thousands)

List of Other Included Managers:

(1)      Coast Asset Management, LP

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                                                             FORM 13F
                                       Name of Reporting Manager:        Troob Capital Advisors LLC     (SEC USE ONLY)
QTR ENDED: 9/30/05
                                       Name of Other Included Manager:  1=Coast Asset Management, LP

Item 1:                      Item 2:          Item3:   Item 4:   Item 5:           Item 6:    Item 7:           Item 8:
Name of Issuer               Title of Class   CUSIP  Fair Market Shares or         Investment Other         Voting Authority
                                                       Value    Principal Sh/ Put/ Discretion Managers
                                                      (x $1000) Amount    Prn Call                    (a) Sole (b) Shared  (c) None

Abitibi-Consolidated Inc       COM          003924107    609   151,471  SH         SHARED       1                 151,471
BE Aerospace Inc               COM          073302101  3,004   181,314  SH         SHARED       1                 181,314
Comcast Corp New               CL A         20030N101  2,189    74,506  SH         SHARED       1                  74,506
Constar Intl Inc New           COM          21036U107     11     5,487  SH         SHARED       1                   5,487
Crown Holdings Inc             COM          228368106  3,273   205,311  SH         SHARED       1                 205,311
CVS Corp                       COM          126650100  2,186    75,350  SH         SHARED       1                  75,350
Dynegy Inc New                 CL A         26816Q101    741   157,350  SH         SHARED       1                 157,350
Georgia-Pacific Corp.          COM          373298108  1,792    52,600  SH         SHARED       1                  52,600
Giant Industries Inc           COM          374508109  2,232    38,129  SH         SHARED       1                  38,129
Grey Wolf Inc                  COM          397888108  1,228   145,650  SH         SHARED       1                 145,650
IAC Interactive Corp           COM          44919P300    996    39,300  SH         SHARED       1                  39,300
Ishares Trust                  RUSSELL 2000 464287955     56     1,063  SH  PUT    SHARED       1                   1,063
Level 3 Communications         COM          52729N100    387   167,000  SH         SHARED       1                 167,000
New Skies Satellites Holdings  SHS          G64865101    795    37,750  SH         SHARED       1                  37,750
Owens Illinois Inc             COM          690768903      1       159  SH  CALL   SHARED       1                     159
Parker Drilling Co.            COM          701081101  2,518   271,644  SH         SHARED       1                 271,644
Payless Shoesource Inc         COM          704379906     23       341  SH  CALL   SHARED       1                     341
Payless Shoesource Inc         COM          704379106    275    15,800  SH         SHARED       1                  15,800
Qwest Communications Intl, Inc.COM          749121109    321    78,300  SH         SHARED       1                  78,300
Retail Holders Trust           COM          76127U951     12        80  SH  PUT    SHARED       1                      80
Rite Aid Corporation           COM          767754104    632   162,800  SH         SHARED       1                 162,800
Tenet Healthcare Corp          COM          88033G900    161     1,075  SH  CALL   SHARED       1                   1,075
Time Warner Inc                COM          887317105    450    24,850  SH         SHARED       1                  24,850
Young Broadcasting Inc         CL A         987434107    104    29,801  SH         SHARED       1                  29,801

                                        Value Total:  23,995

                                        Entry Total:      24
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